BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
BENEFIT PLANS [Abstract]
BENEFIT PLANS
NOTE 15 – BENEFIT PLANS

We maintain 401(k) and employee stock ownership plans covering substantially all of our full-time employees. We have historically matched employee contributions to the 401(k) plan up to a maximum of 3% of participating employees’ eligible wages. The match of employee contributions was 1% in 2013 and zero in 2012 and 2011. Contributions to the employee stock ownership plan are determined annually and require approval of our Board of Directors. The maximum contribution is 6% of employees’ eligible wages. Contributions to the employee stock ownership plan were 3% for 2013 and 2012 and zero for 2011. Amounts expensed for these retirement plans were $1.2 million, $1.0 million and zero in 2013, 2012 and 2011, respectively.

Our officers participate in various performance-based compensation plans. Amounts expensed for all incentive plans totaled $5.0 million, $4.0 million and $1.1 million, in 2013, 2012 and 2011, respectively.

We also provide certain health care and life insurance programs to substantially all full-time employees. Amounts expensed for these programs totaled $3.8 million, $4.9 million and $5.0 million in 2013, 2012 and 2011 respectively. These insurance programs are also available to retired employees at their own expense.